File Numbers:

                                                                333-63416

                                                                811-10419

UNITED STATES

Securities and Exchange Commission

Washington, DC.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 39                                             X

and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 39                                             X

The NorthQuest Capital Fund, Inc.                 (Exact Name of Registrant as Specified

                                                                         in Charter)

16 Rimwood Lane, Colts Neck, NJ 07722      (Address of Principal Executive Offices)

732-842-3465                                                  (Registrant's Telephone Number)

Peter J. Lencki                                                 (Name of Agent)

16 Rimwood Lane, Colts Neck, NJ 07722      (Address of Agent)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date of this amendment.

It is proposed that this filing will become effective (check the appropriate box)

      [X] Immediately upon filing pursuant to paragraph (b)

      [ ] on (date) pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on (date) pursuant to paragraph (a)(1)

      [ ] 75 days after filing pursuant to paragraph (a)(2)

      [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment.

    Signatures –

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Colts Neck and State of New Jersey on the 17th day of April, 2018.

  The NorthQuest Capital Fund, Inc.    By: /s/ Peter J. Lencki

                                                                         Peter J. Lencki

                                                                         President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures –

	Title	Date
By: /s/ Peter J. Lencki	President, Chairman and Treasurer
Peter J. Lencki	(Principal Executive Officer)	04/18/2018
(Principal Financial &
Accounting Officer)
Director

By: /s/ Mary E. Lencki	Secretary
Mary E. Lencki		04/18/2018

By: /s/ Charles G. Camarata	Director
Charles G. Camarata		04/18/2018

By: /s/ William S. Foote, Jr.	Director
William S. Foote, Jr.		04/18/2018

By: /s/ George Sikora	Director
George Sikora		04/18/2018